SHARE-BASED COMPENSATION - Summary of information with respect to share Options outstanding (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Jun. 28, 2018
Options outstanding
Weighted average exercise price (in dollars per share)		$ 0.0613
Renren stock options [Member]
Options outstanding
Number outstanding (in shares)	138,953,386
Weighted average intrinsic value	$ 0
Options exercisable
Number of exercisable (in shares)	124,046,160
Stock Options Exercise Price Range 0.06 [Member] | Renren stock options [Member]
Options outstanding
Number outstanding (in shares)	138,953,386
Weighted average remaining contractual life	4 years 4 months 28 days
Weighted average exercise price (in dollars per share)	$ 0.06
Weighted average intrinsic value	$ 0
Options exercisable
Number of exercisable (in shares)	124,046,160
Weighted average remaining contractual life	4 years 2 months 19 days
Weighted average exercise price (in dollars per share)	$ 0.06
Range of exercise price from $0.01-$0.18 [Member] | Renren stock options [Member]
Information with respect to share options outstanding [Line Items]
Low end of range of exercise prices (in dollars per share)	$ 0.06